STOCK-BASED COMPENSATION PLANS - Assumptions in estimating the fair value of awards (Details) - Ultimate parent corporation stock option plan - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	3.60%	1.32%
Distribution yield	3.97%	3.91%
Expected volatility	22.07%	22.35%
Expected remaining life	4.4	3.7